Finance Lease (Tables)	12 Months Ended
Dec. 31, 2024
Finance Lease
Schedule of maturities of the finance lease liability

Maturities of the finance lease liability as December 31, 2024 are as follows:

(In thousands)
Due during the year ending December 31,
2025	$130
2026	210
2027	210
2028	207
2029	185
Thereafter	8,550
Total lease payments	$9,492
Interest	(6,619)
Lease Liability	$2,873